Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Gold-in-process and stockpiles	$ 814.6	$ 725.7
Consumable stores	265.2	238.6
Total inventories	1,079.8	964.3
Heap leach and stockpiles inventories included in non-current assets	(251.9)	(205.3)
Total current inventories	827.9	759.0
Consumable stores	400.8	397.4	$ 319.6
Inventory write-down	$ 33.8	$ 0.0	$ 0.0